Stated capital	3 Months Ended
Mar. 31, 2026
Stated capital
Stated capital

17.Stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share premium	issue costs
	000’s	$'m	$'m	$'m	$'m

At December 31, 2025	335,521	101.7	100.7	5,348.9	5,319.0
Shares issued on exercise of options	1,150	0.3	0.3	4.8	4.8
At March 31, 2026	336,671	102.0	101.0	5,353.7	5,323.8